Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease receivable of lessor [line items]
Operating lease and sublease expense		¥ 52,465	¥ 50,561
Minimum lease payments expense		52,155	50,058
Sublease payments expense		310	503
Operating lease income	¥ 40,337	235,044	¥ 276,850
Additions to right-of-use assets	67,685
Interest expense on lease liabilities	2,896
Cash outflow for leases	98,728
Finance Income	11,268
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 502	¥ 1,342